Investments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 24,043	$ 17,483	$ 33,707
Gross Unrealized Gains	11	1	2
Gross Unrealized Losses		(2)	(5)
Fair Value	24,054	17,482	33,704
Cash and Cash Equivalents
Schedule of Available-for-sale Securities [Line Items]
Fair Value	5,527	2,768	8,369
Marketable securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	18,322	14,509	24,852
Restricted cash
Schedule of Available-for-sale Securities [Line Items]
Fair Value	205	205	483
Money market funds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,733	2,973	7,529
Fair Value	5,733	2,973	7,529
Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,241		6,748
Gross Unrealized Gains	7		1
Fair Value	4,248		6,749
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,263	6,024	7,478
Gross Unrealized Gains	1
Gross Unrealized Losses		(2)	(3)
Fair Value	5,264	6,022	7,475
U.S. government-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,304	5,435	10,678
Gross Unrealized Gains	3	1	1
Gross Unrealized Losses			(2)
Fair Value	8,307	5,436	10,677
U.S. treasury notes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	502	3,051	1,274
Fair Value	$ 502	$ 3,051	$ 1,274